March 2, 2004

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      RE:   Centennial America Fund, L.P.
            Registration No. 33-12463; File No. 811-5051
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      An electronic  ("EDGAR")  filing is hereby made on behalf of Centennial  America Fund,
L.P. (the  "Registrant")  pursuant to Rule 497(j) of the Securities Act of 1933, as amended.
No changes  have been made since the  Registrant's  Post-Effective  Amendment  No. 24 to the
Fund's 1933 and  Amendment  No. 23 to the 1940 Act filed  under Rule  485(b)  under the 1933
Act on February 25, 2004.

Sincerely,

/s/ Kathleen T. Ives
---------------------
Kathleen T. Ives
Vice President &
Senior Counsel
(303) 768-3331

cc:   Vincent DiStefano/Securities and Exchange Commission
      Myer, Swanson, Adams & Wolf, P.C.
      Deloitte & Touche, LLP
      Ms. Gloria LaFond